Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurement Hierarchy (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through other comprehensive income	$ 17,513,555	$ 17,513,555
Financial liabilities, at fair value through profit or loss	9,694,616	5,555,721
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through other comprehensive income
Financial liabilities, at fair value through profit or loss
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through other comprehensive income
Financial liabilities, at fair value through profit or loss	9,694,616	5,555,721
Significant unobservable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through other comprehensive income	17,513,555	17,513,555
Financial liabilities, at fair value through profit or loss